Finance debt	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance debt

30.	Finance debt
30.1.	Balance by type of finance debt

In Brazil	12.31.2025	12.31.2024
Banking market	4,514	2,828
Capital market	3,017	2,225
Development banks (1)	532	508
Others	3	2
Total	8,066	5,563
Abroad
Banking market	3,081	3,691
Capital market	13,983	12,265
Export credit agency	1,189	1,508
Others	122	135
Total	18,375	17,599
Total finance debt	26,441	23,162
Current	2,186	2,566
Non-current	24,255	20,596
(1) Includes BNDES.

Current finance debt is composed of:

	12.31.2025	12.31.2024
Short-term debt	20	10
Current portion of long-term debt	1,616	2,132
Accrued interest on short and long-term debt	550	424
Total	2,186	2,566

The capital market balance is mainly composed of US$ 13,418 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 2,058 in debentures and US$ 898 in commercial notes issued by Petrobras in reais in Brazil.

The balance of global notes has maturities between 2027 to 2115 and does not require collateral. Such financing was carried out in dollars (93%) and pounds (7%).

The debentures and the commercial notes, with maturities between 2026 and 2045, do not require collateral and are not convertible into shares or equity interests.

30.2.	Changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2024	5,563	17,599	23,162
Proceeds from finance debt	2,218	3,102	5,320
Repayment of principal (1)	(729)	(2,545)	(3,274)
Repayment of interest (1)	(704)	(1,132)	(1,836)
Accrued interest (2)	882	1,194	2,076
Foreign exchange/ inflation indexation charges	51	(44)	7
Translation adjustment	785	201	986
Balance at December 31, 2025	8,066	18,375	26,441

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	1,132	997	2,129
Repayment of principal (1)	(526)	(6,045)	(6,571)
Repayment of interest (1)	(418)	(1,505)	(1,923)
Accrued interest (2)	483	1,498	1,981
Foreign exchange/ inflation indexation charges	177	508	685
Translation adjustment	(1,375)	(565)	(1,940)
Balance at December 31, 2024	5,563	17,599	23,162
(1) Includes pre-payments.
(2) Includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

30.3.	Reconciliation with cash flows from financing activities

			2025			2024
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	5,320	(3,274)	(1,836)	2,129	(6,571)	(1,923)
Discount/(premium) on repurchase of debt securities	−	(6)	−	−	10	−
Deposits linked to finance debt (1)	−	(46)	−	−	25	5
Net cash used in financing activities	5,320	(3,326)	(1,836)	2,129	(6,536)	(1,918)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

In 2025, the Company:

•	repaid several finance debts, in the amount of US$ 5,162, notably: (i) US$ 3,081 in the banking market, including the pre-payments of US$ 610 of loans in the domestic and international banking markets; (ii) US$ 1,526 in the capital market, notably the repurchase and withdrawal of US$ 457 of securities in the international capital market; (iii) US$ 409 to the export credit agencies; (iv) US$ 99 to the development banks; (v) US$ 47 to others; and
•	raised US$ 5,320, notably: (i) proceeds in the international capital market (global notes), in the amount of US$ 1,962, with maturities in 2030 and 2036; (ii) proceeds in the domestic banking market, in the amount of US$ 1,686; (iii) proceeds in the international banking market, in the amount of US$ 1,122; and (iv) public offering of debentures, in the amount of USS$ 516, with maturities in 2035, 2040, and 2045.
30.4.	Summarized information on current and non-current finance debt

Maturity in	2026	2027	2028	2029	2030	2031 onwards	Total (1)	Fair Value

Financing in U.S. Dollars:	1,447	2,000	1,563	709	2,036	8,874	16,629	16,630
Floating rate debt (2)	1,165	1,321	523	144	699	220	4,072
Fixed rate debt	282	679	1,040	565	1,337	8,654	12,557
Average interest rate p.a.	6.3%	6.0%	5.7%	6.1%	6.2%	6.6%	6.4%
Financing in Brazilian Reais):	671	147	138	962	635	5,203	7,756	7,248
Floating rate debt (3)	285	34	34	34	528	4,754	5,669
Fixed rate debt	386	113	104	928	107	449	2,087
Average interest rate p.a.	10.1%	9.3%	9.6%	9.9%	10.4%	8.1%	9.3%
Financing in Euro:	21	−	105	26	52	361	565	562
Fixed rate debt	21	−	105	26	52	361	565
Average interest rate p.a.	4.6%	0.0%	4.7%	4.7%	4.7%	4.8%	4.7%
Financing in Pound Sterling:	41	−	−	396	−	556	993	988
Fixed rate debt	41	−	−	396	−	556	993
Average interest rate p.a.	6.1%	0.0%	0.0%	6.1%	0.0%	6.6%	6.3%
Financing in Renminbi:	6	5	5	5	477	−	498	479
Floating rate debt	6	5	5	5	477	−	498
Average interest rate p.a.	3.1%	3.1%	3.1%	3.1%	3.1%	0.0%	3.1%
Total as of December 31, 2025	2,186	2,152	1,811	2,098	3,200	14,994	26,441	25,907
Average interest rate (4)	7.3%	6.8%	6.8%	7.1%	7.2%	6.6%	6.7%
(1) The average maturity of outstanding debt as of December 31, 2025 is 11.70 years (12.52 years as of December 31, 2024).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.
(4) On December 31, 2024, the total fair value is US$ 22,213 and the average interest rate p.a. is 6.8%.

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

•	Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 13,390 as of December 31, 2025 (US$ 11,174 of December 31, 2024); and
•	Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 12,517 as of December 31, 2025 (US$ 11,039 as of December 31, 2024).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 33.3.1.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2026	2027	2028	2029	2030	2031 and thereafter	12.31.2025	12.31.2024
Principal	1,663	2,187	1,904	2,141	3,283	15,396	26,574	23,473
Interest	1,952	1,790	1,623	1,576	1,401	14,343	22,686	20,388
Total (1)	3,615	3,977	3,527	3,717	4,684	29,739	49,260	43,861
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 31.

30.5.	Lines of credit

						12.31.2025
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2028	4,111	−	4,111
PGT BV (2)	Syndicate of banks	8/7/2025	11/16/2028	1,060	−	1,060
Total				5,171	−	5,171

In Brazil
Petrobras	Bradesco	12/22/2025	11/22/2030	273	−	273
Petrobras	Banco Itaú	07/30/2025	07/31/2030	273	−	273
Petrobras (3)	Banco do Brasil	03/23/2018	09/26/2030	636	−	636
Petrobras	Banco do Brasil	10/4/2018	4/9/2029	727	−	727
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	60	−	60
Total				1,969	−	1,969
(1) On July 8, 2025, the balance of the line of credit was changed from US$ 5,000 to US$ 4,111.
(2) On July 8, 2025, the US$ 2,050 line of credit was cancelled and the new US$ 1,060 line of credit was contracted.
(5) On April 3, 2025, a new amendment was made that increased the amount of the line of credit from US$ 363 (R$ 2 billion) to US$ 636 (R$ 3.5 billion).

30.6.	Covenants and Collateral
30.6.1.	Covenants

The Company has covenants requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year; ii) Negative Pledge / Permitted Liens clause.

Additionally, there are other non-financial obligations that the Company has to comply with: i) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (ii) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; and (iii) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control - OFAC, Department of State and Department of Commerce), the European Union and United Nations.

In 2025, there were no defaults, breaches of covenants or adverse changes in clauses that would result in changes to the payment terms of loan and financing agreements.

If the Company breaches any of the aforementioned covenants and either is incapable of remedy or continues to fail to comply with the covenants for a period ranging from 30 to 60 calendar days (depending on the contract) after it has received a written notice from the creditors specifying such default or breach and requiring it to be remedied and stating that such notice is a “Notice of Default”, this may be declared an Event of Default, and in certain cases the debt related to that contract becomes due and payable.

30.6.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. Such contracts represent 7.4% of the total financing, notably a Financing agreement with China Development Bank (CDB).

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities.

Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes.

Accounting policy for loans and finance debt

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method.

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income of the period.